Investment Strategy	Feb. 28, 2026
ALPS Global Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies listed on a national securities exchange or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund’s strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts. The Fund may also invest in closed-end funds, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The Fund will normally invest greater than 25% of its assets in the securities of issuers in the private equity related industries.

The Fund may invest in companies that have market capitalizations of any size. The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The primary decision factor in selecting the Fund’s securities is stocks determined to have high or improving return on invested capital (“ROIC”). For this purpose, the Adviser reviews the profitability, as measured by ROIC, of potential equity investments and selects those investments: (i) that have attractive profitability and growth characteristics, or (ii) that are seeing ROIC improve relative to such company’s own history.

The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, directly or indirectly in a combination of equity securities of natural resource companies, otherwise described in this Prospectus as commodity-related equity securities (“Commodity Equity Investments”) and commodity futures-linked derivative instruments (described more fully below and referred to in this prospectus as “Commodity Investments”) and thereby obtaining exposure to the commodity markets. CompleteCommodities®, as developed by CoreCommodity Management, LLC (the “Sub-Adviser”), is an investment approach that actively combines Commodity Investments and Commodity Equity Investments.

●	Commodity Investments are investments in commodity futures contracts, commodity swaps, options on commodity futures, and commodity-linked notes.

●

Commodity Equity Investments are generally investments in affiliated exchange traded funds (each, an “underlying ETF”), expected to consist of ETFs sub-advised by the Sub-Adviser. While the Sub-Adviser intends for the Fund to gain exposure to Commodity Equity Investments through the use of such underlying ETFs, primarily the ALPS | CoreCommodity Natural Resources ETF, the Fund may also directly invest in companies across all market capitalizations primarily engaged in the production and distribution of commodities and commodity-related products.

With respect to the Commodity Equity Investments portion of its portfolio, the Fund seeks to invest, primarily through underlying ETFs, in a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the energy, agriculture, base metals and minerals, and precious metals and minerals sectors. The Sub-Adviser utilizes both quantitative and fundamental analyses for selecting securities for inclusion in the portfolio. The Fund may also from time to time purchase or sell common stock, preferred stock, and ETFs.

With respect to the Commodity Investments portion of its portfolio, the Fund seeks to gain exposure to the commodity markets through the use of Commodity Investments. Commodity Investments in which the Fund may invest, either directly and/or indirectly through a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), include, but are not limited to, commodity futures contracts, commodity swaps, options on commodity futures and commodity-linked notes. The Fund may also from time to time invest in ETFs.

The Fund expects to gain exposure to the commodities market indirectly by investing up to 25% of its total assets in the Subsidiary, which is designed to enhance the ability of the Fund to obtain exposure to the commodities market through Commodity Investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) will not invest in equity securities and may invest without limitation in commodity swaps, commodity futures, options on commodity futures and commodity-linked notes. The Fund and the Subsidiary are advised by the Adviser and Sub-Adviser.

The term “Subsidiary” includes entities that engage in investment activities in securities or other assets that are primarily controlled by the Company. The Fund will comply with the provisions of the Investment Company Act of 1940 Act, as amended (the “1940 Act”) on an aggregate basis with the Subsidiary. For example, the Fund will treat a Subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund, including those relating to investment policies for purposes of Section 8, capital structure and leverage so that the Fund treats the debt of the Subsidiary as its own for purposes of Sections 18 and 61, and affiliated transactions and custody for purposes of Sections 17 and 57. The Fund generally expects to consolidate the Subsidiary for purposes of the Fund’s financial statements and compliance with the 1940 Act. The Adviser to the Subsidiary complies with the provisions of Section 15 of the 1940 Act as an investment adviser to the Fund, as defined in Section 2(a)(20) of the 1940 Act. The Subsidiary and its board agree to designate an agent for service of process in the United States. The Subsidiary’s custodian is State Street Corporation.

The Fund and/or the Subsidiary may invest without limit in investment grade fixed-income securities of varying maturities, including U.S. Treasuries, U.S. Treasury inflation-protected securities (“TIPS”), other U.S. and foreign government securities, corporate bonds and notes, and affiliated and unaffiliated money market funds, to collateralize its Commodity Investments and other derivative exposure on a day-to-day basis.

The Sub-Adviser will use its discretion to determine the percentage of the Fund’s assets allocated to each of the Commodity Equity Investments and Commodity Investments portions of the Fund’s portfolio based on a determination of the relative value of the commodity futures versus commodity-related equity markets. Generally, at least 20% of the Fund’s investments, either directly or indirectly through the Subsidiary, will be allocated to each respective portion of the portfolio; provided, however, that at times the Sub-Adviser may choose to lower this minimum exposure level and give greater emphasis to Commodity Equity Investments or Commodity Investments, as the case may be, based on market events, absolute and relative market movements, economic events and trends.

ALPS Balanced Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by normally investing 60% of its assets in equity securities (the “Equity Sleeve”) and, on a look-through basis, 40% of its assets in fixed- income securities and cash equivalents (the “Fixed Income Sleeve”). The Fund’s investment adviser may make adjustments to the exact percentages from time to time.

Equity securities in which the Fund may principally invest consist of common stocks and preferred stocks. The primary decision factor in building the Equity Sleeve of the investment portfolio is the combination of dividend-paying stocks and stocks determined to have high or improving return on invested capital (“ROIC”). For this purpose, the Adviser reviews the profitability, as measured by ROIC, of potential equity investments and selects those investments: (i) with ROIC that is above the company’s cost of capital and above the industry average, or (ii) that are seeing ROIC improve relative to such company’s own history. Industry average is defined as a company’s Global Industry Classification Standard (GICS) industry mean. The Fund may invest in companies that have market capitalizations of any size. Up to 25% of the equity portion of the investment portfolio (calculated based on the total market value of the Fund’s Equity Sleeve) may be in stocks outside of the US.

With respect to foreign securities, the Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

For the Fixed Income Sleeve, the Fund intends to invest in the securities of affiliated exchange traded funds, primarily consisting of ETFs advised by the Adviser (each, an “Underlying ETF”). The Adviser intends for the Fixed Income Sleeve to gain fixed income exposure through investments in Underlying ETFs, primarily the ALPS | Smith Core Plus Bond ETF (“SMTH”), although the Fixed Income Sleeve may gain fixed income exposure by investing in other unaffiliated and affiliated ETFs. Individual shares of affiliated and unaffiliated ETFs may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of SMTH are listed for trading on the NYSE Arca.

An Underlying ETF’s fixed-income investments will principally consist of corporate debt securities, U.S. Government obligations, agency mortgage-backed securities, asset-backed securities, “to be announced” or “TBA” commitments, and bank loans. An Underlying ETF may invest in instruments of any maturity or duration and of any credit quality (including non-investment grade bonds, also known as “junk” bonds). An Underlying ETF’s investment in agency mortgage-backed securities and asset-backed securities represent “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. On a look-through basis, the Fund may invest up to 35% of the Fixed Income Sleeve of the Fund’s portfolio in high-yield/high-risk bonds, also known as “junk” bonds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers typically apply a “bottom up” approach in choosing investments. Due to the nature of the securities in which the Fund invests, the Fund may have relatively high portfolio turnover compared to other funds.

The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

ALPS | Smith Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds. The Fund will target a weighted average effective duration +/- 30% of the current effective duration of the Bloomberg U.S. Aggregate Bond Index. The Fund does not intend to invest in contingent convertible bonds.

The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as “junk” bonds) are expected to represent, under normal market conditions, less than 20% of the Fund’s net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but that may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund’s net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund’s net assets. The Fund’s investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy.

The Fund seeks to generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. In selecting securities, Smith Capital Investors considers many factors, including yield, credit ratings, liquidity, call risk, duration, structure, and capital appreciation potential. Due to the nature of the process and the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Though the Fund does not typically expect to use derivatives, for purposes of meeting its policy to invest at least 80% of net assets in bonds, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio manager typically applies a “bottom up” approach in choosing investments. This means that the portfolio manager looks at income producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds. The Fund will target a weighted average effective duration +/- 30% of the current effective duration of the Bloomberg U.S. Aggregate Bond Index. The Fund does not intend to invest in contingent convertible bonds.
ALPS | Smith Short Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in short- and intermediate-term fixed-income securities including government securities, corporate bonds, or notes and agency securities.

The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as “junk” bonds) are expected to represent, under normal market conditions, less than 20% of the Fund’s net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but that may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund’s net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund’s net assets. The Fund’s investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy.

The Fund expects that its portfolio will target a weighted average effective duration of +/- 30% of the current effective duration of the Bloomberg 1-3 year U.S. Government Bond Index. In selecting securities, Smith Capital Investors considers many factors, including yield, credit ratings, liquidity, call risk, duration, structure, and capital appreciation potential. Due to the nature of the process and the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Duration refers to the average life of a debt instrument and serves as a measure of that instrument’s interest rate risk.

Though the Fund does not typically expect to use derivatives, for purposes of meeting its policy to invest at least 80% of net assets in bonds, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio manager typically applies a “bottom up” approach in choosing investments. This means that the portfolio manager looks at income producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in short- and intermediate-term fixed-income securities including government securities, corporate bonds, or notes and agency securities.
ALPS | Smith Credit Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit and credit related instruments. For purposes of this policy, the Fund considers credit and credit related instruments to include: (i) secured and unsecured floating rate and fixed rate loans; (ii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iii) debt issued by governments, their agencies, instrumentalities, and central banks; (iv) commercial paper and short-term notes; (v) preferred stock; (vi) equity and debt tranches of collateralized loan obligations, or “CLOs,” loan accumulation facilities and securities issued by other securitization vehicles, such as credit-linked notes and collateralized bond obligations or “CBOs”; (vii) convertible debt securities; (viii) certificates of deposit, bankers’ acceptances and time deposits; and (ix) credit-related instruments that share characteristics of the instruments listed above.

The Fund’s investments in derivatives, unaffiliated investment companies. including exchange-traded funds, and other instruments designed to obtain indirect exposure to credit and credit related instruments are counted towards the Fund’s 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy, and will be valued on a mark-to market basis.

The Fund invests, under normal circumstances, in a portfolio of U.S. debt securities of varying maturities and durations and across multiple sectors that the portfolio managers believe have capital appreciation potential. The portfolio managers may also consider the ability of investments to generate significant income.

Under normal circumstances, the Fund may invest up to 65% of its net assets in below investment grade securities. The Fund will not target any particular average credit quality and may purchase fixed-income securities of any credit quality. The sectors in which the Fund may invest, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds, also known as “junk” bonds; (iii) commercial loans; (iv) agency mortgage-backed securities; (v) asset-backed securities; (vi) taxable and tax-exempt municipal securities; (vii) bank loans, which may be securitized or non-securitized and may be syndicated or non-syndicated; and (viii) convertible securities and preferred stock. The portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other (prices that do not move together), the strategy will benefit from diversification and, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may also invest in money market instruments and zero-coupon bonds. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may also invest in floating rate obligations and floating rate bank loans. Floating rate obligations feature rates that reset regularly, maintaining a fixed spread over interest rate benchmarks or other prime rates of large money-center banks. The Fund may also invest in equity securities consisting of common stock and preferred stock with a focus on large capitalization companies and dividend-paying equities.

The portfolio manager typically applies a “bottom up” approach in choosing investments. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

The portfolio manager uses a disciplined sell strategy for the Fund. The portfolio manager may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. The portfolio manager can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit and credit related instruments.
ALPS Asset Allocation Growth & Income
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

ALPS Advisors, Inc. (the “Adviser” or “AAI”) seeks to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (“ETFs”) that, under normal market conditions, are expected to consist of ETFs advised by the Adviser (“AAI ETFs”), as well as unaffiliated ETFs. The ETFs in which the Fund may invest consist of ETFs that are listed on U.S. exchanges and may have exposure to international securities. The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 60% to equities and 40% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Adviser’s periodic modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that are perceived to have a higher probability of relative outperformance.

The Fund is designed for investors seeking current income and capital appreciation while also seeking to manage risk. The Fund will typically have an allocation to global equities and therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 40%/60% to 80%/20% instead of the 60%/40% target. The Fund is expected to invest between 40% and 80% of its assets primarily in ETFs with exposure to a globally diversified basket of equities (which may include common and preferred stock of issuers located in emerging markets). The balance of the Fund is expected to be invested primarily in various other income-paying ETFs, the assets of which may include corporate debt. The fixed income ETFs included in the portfolio may hold fixed income instruments, including government bonds, corporate bonds, and U.S. municipal bonds, of any credit quality, including “junk” bonds, and of any duration. The Adviser may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

In making strategic asset allocation decisions for the Fund, the Adviser seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for the Fund, the Adviser applies tactical allocation that incorporates price, economic and earnings momentum, and other variables into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the AAI ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

Each ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Intermediate Municipal Bond ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS | CoreCommodity Natural Resources ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | Smith Core Plus Bond ETF, and Level Four Large Cap Growth Active ETF. The portion of the Fund’s portfolio invested in AAI ETFs will vary from time to time. There is no minimum or maximum amount of the Fund’s portfolio that may be invested in AAI ETFs at any given time.

Kotak India Equity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies.” For purposes of this 80% test, “equity-linked securities” include debt instruments and derivative instruments linked to an equity security or an equity market benchmark.

Indian Companies

Indian companies are those that:

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are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
●	have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

In order to make investments in India, the Fund is required by the Securities and Exchange Board of India (“SEBI”) to register as a Foreign Portfolio Investor (“FPI”). The Fund will invest in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as those that:

●	have significant opportunities for growth and or market share gain;
●	have sustainable competitive advantages;
●	that are sector leaders and enjoy leadership in their respective segments;
●	that are expected to experience operational and financial improvement relative to existing practices and performance;
●	that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;
●	that are expected to create and deliver long-term value due to innovation and intellectual property rights (“IPR”) development; and
●	display the potential for value unlocking in the medium- to long-term due to a strategic sale, change in management, deregulation, economic legislation and reform.

Because the financials sector (including the banking and insurance industries) represents a significant portion of the total capitalization of the Indian market, under normal circumstances, the Fund may hold a substantial portion of its investments in the financials sector.

The Sub-Adviser’s decision to sell a position held by the Fund is guided by several factors including any significant change in a company’s fundamentals that alters its valuation estimates, when a stock reaches its target price as determined by the Sub-Adviser, opportunities that, in the Sub-Adviser’s opinion, offer better risk-adjusted returns compared to existing holdings, or any liquidity concerns. Furthermore, any outflows in the Fund may also impact the Sub-Adviser’s decision to sell a position held by the Fund.

Strategy Portfolio Concentration [Text]	To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies.” For purposes of this 80% test, “equity-linked securities” include debt instruments and derivative instruments linked to an equity security or an equity market benchmark.
ALPS | CoreCommodity Natural Resources ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of natural resources companies.

For these purposes, “natural resources” means:

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Energy: Traditional energy (electricity and gas utilities, oil and gas producers/developers, oilfield equipment/services, storage/transportation, refining and marketing, service/drilling, pipelines, and coal) and alternative energy (uranium, nuclear, hydrogen, wind, solar, hydroelectric, biofuels, geothermal, and fuel cells) (collectively, “Energy”);

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Agriculture: (grains and other food products, seeds, fertilizers, pesticides, animal producers, animal processors, dairy, aquaculture, water, and supporting agricultural transport and machinery) and forest products (timber assets, lumber, plywood, pulp, paper, and packaging) (collectively, “Agriculture”);

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Base metals and minerals: (aluminum, copper, nickel, zinc, iron ore, lithium, lead, tin, steel, aggregate, metallurgical coal, supporting transport and mining machinery), specialty metals (manganese, silicon, vanadium, cobalt, tungsten, zirconium, chromium, titanium, niobium, and molybdenum) and rare earth elements (collectively, “Base Metals and Minerals”); and

●	Precious metals and minerals: (gold, silver, platinum group metals, diamonds, and gemstones) (collectively, “Precious Metals and Minerals”).

The Fund considers “natural resources companies” to be foreign and domestic companies that in the most recent fiscal year derived at least 50% of their revenue from or used 50% or more of their assets for: (i) owning, exploring, or developing natural resources; or (ii) producing or supplying goods, equipment, or services principally to companies that own, explore, or develop natural resources” The Fund’s investments in equity securities will primarily consist of investments in common stock. The Fund’s investments in foreign markets include investments in companies located in emerging markets.

Under normal market conditions, the Fund:

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expects 30-50% of the Fund’s portfolio to be allocated to Energy companies; 20-40% of the Fund’s portfolio to be allocated to Agriculture companies; 10-30% of the Fund’s portfolio to be allocated to Base Metals and Minerals companies; and 0-20% of the Fund’s portfolio to be allocated to Precious Metals and Minerals group of companies;

●	will concentrate its investments (i.e., hold 25% or more of its total net assets) in companies in the Energy, Agriculture, Base Metals and Minerals, and Precious Metals and Minerals industries;

●	does not intend to invest more than 5% of its net assets in any individual company, calculated at the time of purchase;
●	may invest in companies across all market capitalizations; and
●	may invest in foreign securities, including emerging markets securities, without limitation.

The Fund’s sub-adviser, CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”), employs an actively managed quantitative approach which incorporates multifactor top-down and bottom-up analysis. The Sub-Adviser examines the underlying businesses of natural resource companies, seeking to understand the commodities produced and their relationships to the individual companies.

The Fund typically sells an investment when, in the Sub-Adviser’s view, the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when an investment is fully valued by the market. The Fund may also sell an investment to secure gains, limit losses or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of natural resources companies.